GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Goodwill:

	DECEMBER 31,
	2013	2012

Balance as of January 1	$1,572	$1,572
Changes during year:
Impairment	-	-
Balance as of December 31	$1,572	$1,572

B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2013	2012
Original amount
Core technology	3-6 years	$1,507	$1,507
In process research & development	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,007
Non-compete	4 years	127	127
		$3,113	$3,113
Accumulated amortization		3,113	2,661
Identifiable intangible assets, Net		$-	$452

C.	Goodwill and Other Intangible Assets impairment testing

The company performs annual impairment tests in the fourth quarter. For impairment testing the company identified two separate reporting units: ClickSoftware and Service Tycoon (ST) (acquired from AST Technologies in 2009). For ClickSoftware the fair value was significantly higher than the carrying amount For Clicksoftware reporting unit no events or changes in circumstances indicating intangible assets impairment were detected during 2013. In the fourth quarter of 2013 as a result of the Company’s analysis, the company determined that ST technology will no longer be used by the Company. Thus the company reassessed the remaining core technology of ST at a value of zero. As a result a $174 of intangible assets impairment charges was recorded as of December 31, 2013.